Summary of significant accounting policies - Additional details (Details)	12 Months Ended
	Sep. 30, 2022 USD ($) ¥ / $	Sep. 30, 2021 USD ($) ¥ / $	Sep. 30, 2020 USD ($) ¥ / $	Sep. 30, 2022 CNY (¥) ¥ / $	Dec. 31, 2019 USD ($)	Apr. 30, 2014 USD ($)	Jan. 31, 2014 USD ($)
Summary of significant accounting policies
Term deposit	$ 0	$ 3,096,000
Fixed annual interest rate	2			2
Inventory reserve	$ 0	0
Estimated useful life of land use right	50 years
Shipping and handling expenses	$ 65,881	164,230	$ 107,355
Subsidy income	1,636,491	1,079,348	470,865
Equipment of energy projects grants	132,212	110,439	102,617
Value-added tax refund	636,536	968,909	368,248
Public company	760,711	0	0
Other miscellaneous grants	107,033	0	$ 0
Government subsidies received, equipment of energy projects					$ 140,000	$ 140,000	$ 840,000
Unrecognized government grants	$ 303,894	$ 600,740
Maximum rate of VAT	13			13
Percentage of VAT refund	70			70
Effect of exchange rate on foreign currency translation | ¥ / $	0.1577	0.1548		0.1577
Average exchange rates | ¥ / $	0.1570	0.1536	0.1427	0.1570
Maximum insured amount deposit in bank	$ 76,071			¥ 500,000